Acquisitions of businesses (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Combinations1 [Abstract]
Property, plant & equipment	$ 1,000,000	$ 1,000,000	$ 0
Currently marketed products	0	346,000,000	0
Acquired research & development	505,000,000	0	178,000,000
Deferred tax assets	28,000,000	12,000,000	8,000,000
Inventories	0	3,000,000	0
Trade receivables and other current assets	0	2,000,000	0
Cash and cash equivalents	6,000,000	5,000,000	1,000,000
Deferred tax liabilities	(121,000,000)	(78,000,000)	(64,000,000)
Trade payables and other liabilities	(1,000,000)	(4,000,000)	0
Net identifiable assets acquired	418,000,000	287,000,000	123,000,000
Acquired liquidity	(6,000,000)	(5,000,000)	(1,000,000)
Goodwill	6,000,000	4,000,000	2,000,000
Net assets recognized as a result of business combinations	418,000,000	286,000,000	124,000,000
Goodwill expected to be deductible for tax purposes	$ 0	$ 0	$ 0